February 2, 2021

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bluerock Total Income+ Real Estate Fund, File No.

(File Nos. 333-252508 and 811-22710)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of Bluerock Total Income+ Real Estate Fund ( the “Fund”) does not differ from that contained in the Registrant's Form N-2 dated January 28, 2021, and (ii) that Form N-2 has been filed electronically with the U.S. Securities and Exchange Commission on January 28, 2021.

If you have any questions concerning the foregoing, please contact the undersigned at 646-278-4225.

Yours truly,

/s/Jason Emala
Jason Emala
Secretary